Property and Equipment (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 33,865,000		$ 33,865,000		$ 32,218,000	$ 30,455,000
Less: accumulated depreciation and amortization	(17,912,000)		(17,912,000)		(15,568,000)	(12,170,000)
Total property and equipment, net	15,953,000		15,953,000		16,650,000	18,285,000
Depreciation and amortization	1,205,000	$ 1,402,000	3,924,000	$ 4,223,000	5,624,000	5,881,000	$ 6,040,000
Property and equipment, dispositions			0	0	0	165,000	0
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	800,000	$ 800,000	2,400,000	$ 2,600,000
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Total property and equipment	3,776,000		3,776,000		3,752,000	3,746,000
Computer, print and mail equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	9,151,000		9,151,000		7,998,000	7,043,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	4,072,000		4,072,000		4,073,000	4,040,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	12,133,000		12,133,000		12,120,000	12,071,000	$ 5,700,000
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	1,580,000		1,580,000		1,437,000	1,349,000
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	95,000		95,000		115,000	115,000
Internal software development
Property, Plant and Equipment [Line Items]
Total property and equipment	3,025,000		3,025,000		2,644,000	2,067,000
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 33,000		$ 33,000		$ 79,000	$ 24,000